Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of these financial assets and liabilities was determined using the following inputs as of December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$1,441	$—	$1,441	$—

	Year Ended December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$1,844	$—	$1,844	$—

Reconciliation of the change in the fair value measurement of the contingent earnout liability

The following table represents a reconciliation of the change in the fair value measurement of the contingent earnout liability for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Beginning balance	$—	$10,000
Change in fair value of contingent earnout liability included in operating expenses	—	(10,000)

Ending balance	$—	$—

Interest rate swaps and caps derivatives recognized in earnings

	Liability Derivatives
	December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts- swaps	Other current liabilities	$927	Other current liabilities	$671
Interest rate contracts- swaps	Other long-term liabilities	$514	Other long-term liabilities	$1,173

Total derivatives		$1,441		$1,844

Derivative Instruments, Effect on Other Comprehensive Income (Loss)

For the Year Ended December 31,
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain Recognized in OCI on Derivative (Effective Portion)			Financial Statement Classification	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Interest rate contracts	$(326)	$(1,960)	$19	Interest expense, net	$781	$42	$—

Total	$(326)	$(1,960)	$19		$781	$42	$—